SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2021 EUR (€) € / shares shares
Capital redemption reserve [member]
IfrsStatementLineItems [Line Items]
Net loss	€ (1,194,483)
Net loss attributable to Class A common stock subject to possible redemption	€ (1,194,483)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption | shares	10,102,740
Basic and diluted net loss per share, Class A common stock subject to possible redemption | € / shares	€ (0.12)
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Net loss	€ (385,644)
Non-redeemable net loss	€ (385,644)
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock | shares	3,261,712
Basic and diluted net loss per share, non-redeemable Class B common stock | € / shares	€ (0.12)